Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses	$ 136	$ 1,357
Depreciation		(1)
Valuation allowance		(1,331)
Total deferred tax assets	136	25
Deferred tax liabilities:
Deferred course expenses	(34)
Intercompany Debts	(1,595)
Total deferred tax liabilities	(1,629)	(159)
Net deferred tax asset (liability)	$ (1,493)	$ (134)